Capital Surplus (Tables)	12 Months Ended
Dec. 31, 2024
Capital Surplus [Abstract]
Schedule of Capital Surplus	Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.
	2022
	Share premium	Employee stock options	Employee stock options-expired	Changes in ownership interest in subsidiaries	Total
January 1	$5,998,682	$109,305	$6,997	$47,173	$6,162,157
From share of changes in equities of subsidiaries	—	—	—	88,455	88,455
Share-based payments	—	237,301	—	—	237,301
December 31	$5,998,682	$346,606	$6,997	$135,628	$6,487,913

	2023
	Share premium	Employee stock options	Employee stock options-expired	Changes in ownership interest in subsidiaries	Total
January 1	$5,998,682	$346,606	$6,997	$135,628	$6,487,913
Issuance of ordinary shares	600,952	-	-	-	600,952
Preferred shares conversion	26,907,495	-	-	-	26,907,495
Acquisition of subsidiaries	70,619,903	-	-	-	70,619,903
Changes in non-controlling interests	-	-	-	708,719	708,719
Share-based payments	162,029	118,800	-	-	280,829
Employee stock options exercised	62,923	(62,923)	-	-	-
Employee stock options forfeited	-	(1,482)	1,482	-	-
December 31	$104,351,984	$401,001	$8,479	$844,347	$105,605,811
	2024
	Share premium	Employee stock options	Employee stock options-expired	Restricted stocks	Changes in ownership interest in subsidiaries	Total
January 1	$104,351,984	$401,001	$8,479	$-	$844,347	$105,605,811
Share-based payments	22,884	212,374	-	-	-	235,258
Employee stock options exercised	6,091	(6,091)	-	-	-	-
Employee stock options forfeited	-	(16,942)	16,942	-	-	-
Restricted stocks	-	-	-	147,816	-	147,816
Issuance of ordinary shares, net of issuance costs (Note 1)	45,060,227	-	-	-	-	45,060,227
Reverse share split as part of the recapitalization	19,489	-	-	-	-	19,489
Commitment shares (Note 2)	450,000	-	-	-	-	450,000
Acquisition of subsidiaries (Note 3)	3,184,536	-	-	-	-	3,184,536
December 31	$153,095,211	$590,342	$25,421	$147,816	$844,347	$154,703,137